POST-EMPLOYMENT OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Schedule of consolidated actuarial information

2021	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Present value of obligations	12,026	3,469	66	—	15,561
Fair value of plan assets	(9,378)	—	—	—	(9,378)
Initial net liabilities	2,648	3,469	66	—	6,183
Adjustment to asset ceiling	22	—	—	—	22
Net liabilities in the statement of financial position	2,670	3,469	66	—	6,205

2020	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Present value of obligations	13,308	3,319	64	551	17,242
Fair value of plan assets	(10,420)	—	—	—	(10,420)
Initial net liabilities	2,888	3,319	64	551	6,822
Adjustment to asset ceiling	21	—	—	—	21
Net liabilities in the statement of financial position	2,909	3,319	64	551	6,843

Schedule of changes in present value of defined benefit obligation

The changes in the present value of the defined benefit obligation are as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Defined-benefit obligation at December 31, 2018	11,073	2,344	48	427	13,892
Cost of current service	1	14	—	3	18
Interest on actuarial obligation	963	208	4	38	1,213
Actuarial losses (gains):
Due to changes in demographic assumptions	6	—	—	—	6
Due to changes in financial assumptions	2,058	576	11	130	2,775
Due to adjustments based on experience	83	91	—	(14)	160
	2,147	667	11	116	2,941
Benefits paid	(899)	(131)	(2)	(10)	(1,042)
Defined-benefit obligation at December 31, 2019	13,285	3,102	61	574	17,022
Cost of current service	1	21	1	3	26
Interest on actuarial obligation	887	215	4	41	1,147
Actuarial losses (gains):
Due to changes in demographic assumptions	135	395	4	—	534
Due to changes in financial assumptions	(375)	(152)	(4)	(34)	(565)
Due to adjustments based on experience	289	(119)	1	(23)	148
	49	124	1	(57)	117
Benefits paid	(914)	(143)	(3)	(10)	(1,070)
Defined-benefit obligation at December 31, 2020	13,308	3,319	64	551	17,242
Cost of current service	2	21	1	3	27
Past service cost (1)	—	—	—	(415)	(415)
Interest on actuarial obligation	883	232	5	39	1,159
Actuarial losses (gains):
Due to changes in demographic assumptions	378	122	1	(15)	486
Due to changes in financial assumptions	(2,393)	(252)	(5)	(127)	(2,777)
Due to adjustments based on experience	828	200	3	(26)	1,005
	(1,187)	70	(1)	(168)	(1,286)
Benefits paid	(980)	(173)	(3)	(10)	(1,166)
Defined-benefit obligation at December 31, 2021	12,026	3,469	66	—	15,561
(1)	Due to the alterations made in the Collective Work Agreement for 2021–23, for offer and payment of life insurance for the employees and former employees, the Company understood that the post-retirement benefit in question had been entirely canceled, and as a result wrote down the balance of the obligation, remeasured using the revised actuarial assumptions.

Schedule of changes in the fair value of plan assets

Changes in the fair values of the plan assets are as follows:

Pension plans and retirement supplement plans
Fair value of the plan assets at December 31, 2018	9,063
Return on investments	2,003
Contributions from employer	199
Benefits paid	(899)
Fair value of the plan assets at December 31, 2019	10,366
Return on investments	757
Contributions from employer	211
Benefits paid	(914)
Fair value of the plan assets at December 31, 2020	10,420
Return on investments	(298)
Contributions from employer	236
Benefits paid	(980)
Fair value of the plan assets at December 31, 2021	9,378

Schedule of defined benefit plans expense recognised in income statement

The amounts recognized in 2021, 2020 and 2019 statement of income are as follows:

2021	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	2	21	1	3	27
Past service cost (1)	—	—	—	(415)	(415)
Interest on the actuarial obligation	883	232	5	39	1,159
Expected return on the assets of the Plan	(685)	—	—	—	(685)
Expense in 2021 according to actuarial calculation	200	253	6	(373)	86

2020	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	1	21	1	3	26
Interest on the actuarial obligation	887	215	4	41	1,147
Expected return on the assets of the Plan	(682)	—	—	—	(682)
Expense in 2020 according to actuarial calculation	206	236	5	44	491

2019	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	1	14	—	2	17
Interest on the actuarial obligation	963	208	5	38	1,214
Expected return on the assets of the Plan	(767)	—	—	—	(767)
Expense in 2019 according to actuarial calculation	197	222	5	40	464

Schedule of changes in net liabilities

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Net liabilities at December 31, 2018	2,170	2,344	48	427	4,989

Expense recognized in Statement of income	197	222	5	40	464
Contributions paid	(200)	(131)	(2)	(10)	(343)
Actuarial gains (losses)	805	667	10	117	1,599
Net liabilities at December 31, 2019	2,972	3,102	61	574	6,709

Expense recognized in Statement of income	206	236	5	44	491
Contributions paid	(211)	(143)	(3)	(10)	(367)
Actuarial gains (losses)	(58)	124	1	(57)	10
Net liabilities at December 31, 2020	2,909	3,319	64	551	6,843

Expense recognized in Statement of income	200	253	6	42	501
Past service cost (1)	—	—	—	(415)	(415)
Contributions paid	(236)	(173)	(3)	(10)	(422)
Actuarial gains (losses)	(203)	70	(1)	(168)	(302)
Net liabilities at December 31, 2021	2,670	3,469	66	—	6,205
				2021	2020
Current liabilities				347	305
Non-current liabilities				5,858	6,538

Schedule of independent actuaries estimate for the expense amount

The independent actuary’s estimation for the expense to be recognized for 2022 is as follows:

	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Current service cost	2	16	—	—	18
Interest on the actuarial obligation	1,224	363	7	—	1,594
Expected return on the assets of the Plan	(941)	—	—	—	(941)
Estimated total expense in 2022 as per actuarial report	285	379	7	—	671

Schedule of expectation for payment of benefits

The expectation for payment of benefits for 2022 is as follows:

	Pension plans and retirement supplement plans – Forluz	Health plan	Dental plan	Life insurance	Total
Estimated payment of benefits	1,064	208	4	—	1,276

Schedule of average periods of the obligations under the benefit plans

The average maturity periods of the obligations of the benefit plans, in years, are as follows:

Pension plans and retirement supplement plans
Plan A	Plan B	Health plan	Dental plan	Life insurance
10.04	12.86	14.44	15.47	—

Schedule of principal categories percentage of plan assets

The main categories plan’s assets, as a percentage of total plan’s assets are as follows:

	2021	2020
Shares	7.77%	9.25%
Fixed income securities	73.95%	72.17%
Real estate property	5.04%	3.71%
Others	13.24%	14.87%
Total	100.00%	100.00%

The following assets of the pension plan, measured at fair value, are related to the Company:

	2021	2020
Non-convertible debentures issued by the Company	302	338
Shares issued by the Company	277	4
Real estate properties of the Foundation, occupied by the Company	—	285
	579	627

Schedule of actuarial assumptions

This table provides the main actuarial assumptions:

			2021
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	10.60%	10.75%	10.73%
Annual expected return on plan assets	10.60%	Not applicable	Not applicable
Long-term annual inflation rate	5.03%	5.03%	5.03%
Estimated future annual salary increases	5.03%	Not applicable	6.29%
General mortality table	AT-2000 S10% by sex	AT-2000 M&F S10% D20%	AT-2000 M&F S10% D20%
Disability table	Not applicable	Tasa 1927 100%	Tasa 1927 100%
Disabled mortality table	AT-83 IAM Male	MI-85 Female	MI-85 Female
Real growth of contributions above inflation (1)	—	1%	—

(1)	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.

			2020
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	6.83%	7.14%	7.25%
Annual expected return on plan assets	6.83%	Not applicable	Not applicable
Long-term annual inflation rate	3.32%	3.32%	3.32%
Estimated future annual salary increases	3.32%	Not applicable	4.56%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT-49 M	MI-85 F	MI-85 F
Real growth of contributions above inflation (1)	—	1%	—

(1)	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.

			2019
	Pension plans and retirement supplement plans	Health plan and Dental plan	Life insurance
Annual discount rate for present value of the actuarial obligation	6.87%	7.09%	7.19%
Annual expected return on plan assets	6.87%	Not applicable	Not applicable
Long-term annual inflation rate	3.61%	3.61%	3.61%
Estimated future annual salary increases	3.61%	Not applicable	4.85%
General mortality table	AT-2000 M S10% D10%	AT-2000 M S10% D20%	AT-2000 M S10% D20%
Disability table	Not applicable	Álvaro Vindas D30%	Álvaro Vindas D30%
Disabled mortality table	AT-49 M	MI-85 F	MI-85 F
Real growth of contributions above inflation (1)	—	1%	—

(1)	Starting in 2018, Company adopted the assumption of real growth of the contributions above inflation at the rate of 1% p.a.

Schedule of sensitivity analysis of the effects of changes in the principal actuarial assumptions used to determine the defined-benefit obligation

The sensitivity analysis of the effects of changes in the main actuarial assumptions used to determine the defined-benefit obligation at December 31, 2021 is shown below:

Effects on the defined-benefit obligation	Pension plans and retirement supplement plans	Health plan	Dental plan	Life insurance	Total
Reduction of one year in the mortality table	264	59	(1)	—	322
Increase of one year in the mortality table	(269)	(60)	1	—	(328)
Reduction of 1% in the discount rate	1,120	476	9	—	1,605